Note 10 - Dividends distribution	12 Months Ended
Dec. 31, 2025
Note 10 - Dividends distribution
Note 10 - Dividends distribution
10         Dividends distribution

On October 29, 2025, the Company’s Board of Directors approved the payment of an interim dividend of $0.29 per outstanding share ($0.58 per ADS), or approximately $0.3 billion, paid on November 26, 2025, with record date on November 25, 2025.

On May 6, 2025, the Company’s shareholders approved an annual dividend in the amount of $0.83 per outstanding share ($1.66 per ADS). The amount approved by the shareholders included the interim dividend previously paid on November 20, 2024, in the amount of $0.27 per outstanding share ($0.54 per ADS). The remaining balance, amounting to $0.56 per outstanding share ($1.12 per ADS), was paid on May 21, 2025, for an amount of approximately $0.6 billion. In the aggregate, the interim dividend paid in November 2024 and the balance paid in May 2025 amounted to approximately $0.9 billion.

On April 30, 2024, the Company’s shareholders approved an annual dividend in the amount of $0.60 per outstanding share ($1.20 per ADS). The amount approved by the shareholders included the interim dividend previously paid on November 22, 2023, in the amount of $0.20 per outstanding share ($0.40 per ADS). The remaining balance, amounting to $0.40 per outstanding share ($0.80 per ADS), was paid on May 22, 2024, for an amount of approximately $0.5 billion. In the aggregate, the interim dividend paid in November 2023 and the balance paid in May 2024 amounted to approximately $0.7 billion.